Collaborations, Licensing Arrangements, and Other Asset Acquisitions	12 Months Ended
Mar. 31, 2024
Collaborations, Licensing Arrangements, and Other Asset Acquisitions [Abstract]
Collaborations, Licensing Arrangements, and Other Asset Acquisitions	Collaborations, Licensing Arrangements, and Other Asset Acquisitions
Takeda is a party to certain collaborations, in-licensing agreements, out-licensing arrangements and other asset acquisitions.
Out-licensing agreements
Takeda has entered into various licensing arrangements where it has licensed certain products or intellectual property rights for consideration such as up-front payments, equity interest of partners, development milestones, sales milestones and/or sales-based royalty payments. The receipt of the variable considerations related to these substantive milestones is uncertain and contingent on the achievement of certain development milestones or the achievement of a specified level of annual net sales by the licensee.
Collaborations, in-licensing arrangements, and other asset acquisitions
These agreements generally provide for commercialization rights to a product or products being developed by the partner, and in exchange, often resulted in an up-front payment being paid upon execution of the agreement and resulted in an obligation that may require Takeda to make future development, regulatory approval, or commercial milestone payments as well as sales-based royalty payments. In some of these arrangements, Takeda and the licensee are both actively involved in the development and commercialization of the licensed products and have exposure to risks and rewards that are dependent on its commercial success. Other asset acquisitions include acquisitions of legal entities that do not qualify as business combinations under IFRS3, such as acquisitions of entities where the value of these acquired entities largely consists of the rights to a single product or group of products.
Under the terms of these collaborations, in-licensing arrangements, and other asset acquisitions, Takeda made the following payments:

	JPY (millions)
	For the Year Ended March 31
	2022	2023	2024
Initial up-front payments, milestone payments, and other asset acquisitions	¥44,944	¥676,156	¥124,878
Acquisition of shares of collaboration and in-licensing partners	785	494	2,050
The following is a description of Takeda’s significant collaborations, and in-licensing agreements, and other asset acquisitions which Takeda entered into for the past three fiscal years.
Nimbus Therapeutics, LLC (“Nimbus”)
In December 2022, Takeda entered into an agreement to acquire all shares of Nimbus Lakshmi, Inc., a wholly-owned subsidiary of Nimbus. The transaction closed in February 2023. Through this transaction, Takeda acquired TAK-279, formally known as NDI-034858, an oral, selective allosteric tyrosine kinase 2 (TYK2) inhibitor being evaluated for the treatment of multiple autoimmune diseases following successful recent Phase 2b results in psoriasis. Under the terms of the agreement, Takeda agreed to pay USD 4.0 billion upfront following the closing of the transaction*, and will pay 2 milestone payments of USD 1.0 billion each upon achieving annual net sales of USD 4.0 billion and USD 5.0 billion of products developed from the TAK-279 program.
In addition, in connection with the transaction, Takeda agreed to assume Nimbus’s obligations under a January 2022 settlement agreement with Bristol-Myers Squibb and its Celgene Corporation subsidiary (collectively, “BMS”) to make certain payments to BMS following the achievement of development, regulatory, and sales-based milestones for products developed from the TAK-279 program.
* Of the USD 4.0 billion upfront payment, USD 3.0 billion, USD 0.9 billion, and USD 0.1 billion were paid in February 2023, April 2023, and August 2023, respectively.
HUTCHMED (China) Limited and its subsidiary HUTCHMED Limited (collectively, “HUTCHMED”)
In January 2023, Takeda entered into an exclusive licensing agreement with HUTCHMED, for the further development and commercialization of fruquintinib outside of mainland China, Hong Kong and Macau. Approved in China in 2018 , fruquintinib is a highly selective and potent inhibitor of vascular endothelial growth factor receptors (VEGFR) -1, 2 and 3. Fruquintinib is orally administered and has the potential to be used across subtypes of refractory metastatic colorectal cancer (CRC), regardless of biomarker status. Under the terms of the agreement, Takeda received an exclusive worldwide license to develop and commercialize fruquintinib in all indications and territories outside of mainland China, Hong Kong and Macau. The transaction closed in March 2023. Subject to the terms of the agreement, Takeda paid HUTCHMED USD 400 million upfront in April 2023, and will pay up to USD 730 million in additional potential payments relating to regulatory, development and commercial sales milestones, as well as royalties on net sales.
Protagonist Therapeutics, Inc. (“Protagonist”)
In January 2024, Takeda signed a worldwide license and collaboration agreement with Protagonist for the development and commercialization of rusfertide, an investigational injectable hepcidin mimetic peptide of the natural hormone hepcidin, currently in a pivotal Phase 3 trial, VERIFY, for the treatment of Polycythemia Vera (PV). Under the terms of the agreement, Takeda paid USD 300 million upfront in April 2024. Protagonist is eligible to receive additional worldwide development and regulatory milestone payments, as well as commercial milestones and tiered royalties on ex-U.S. net sales. Protagonist remains responsible for research and development through the completion of the Phase 3 clinical trial and U.S. regulatory approval while Takeda has rights for ex-U.S. development and is responsible for leading global commercialization activities.